Consolidated Statement of Financial Position - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	€ 269	€ 347
Trade receivables and other	419	355
Inventories	643	591
Other financial assets	69	117
Total current assets	1,400	1,410
Non-current assets
Property, plant and equipment	1,517	1,477
Goodwill	403	457
Intangible assets	68	79
Investments accounted for under the equity method	1	16
Deferred income tax assets	164	252
Trade receivables and other	48	47
Other financial assets	110	49
Total non-current assets	2,311	2,377
Total Assets	3,711	3,787
Current liabilities
Trade payables and other	930	839
Borrowings	106	107
Other financial liabilities	23	34
Income tax payable	11	13
Provisions	40	42
Total current liabilities	1,110	1,035
Non-current liabilities
Trade payables and other	54	59
Borrowings	2,021	2,361
Other financial liabilities	43	30
Pension and other post-employment benefit obligations	664	735
Provisions	113	107
Deferred income tax liabilities	25	30
Total non-current liabilities	2,920	3,322
Total Liabilities	4,030	4,357
Equity
Share capital	3	2
Share premium	420	162
Retained deficit and other reserves	(750)	(743)
Equity attributable to equity holders of Constellium	(327)	(579)
Non-controlling interests	8	9
Total Equity	(319)	(570)
Total Equity and Liabilities	€ 3,711	€ 3,787